STATEMENTS OF PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock Series A, B, C Preferred Stock [Member]		Common Class A [Member] Common Stock [Member] Sponsor Northern Genesis Acquisition Corp. II		Common Class A [Member] Common Stock [Member] FPA warrants	Common Class A [Member] Common Stock [Member] Northern Genesis Acquisition Corp. II		Common Class A [Member] Common Stock [Member] PIPE Financing		Common Class A [Member] Common Stock [Member]		Common Class B [Member] Common Stock [Member]		Founders Preferred Stock [Member] Preferred Stock [Member]	Founders Preferred Stock [Member]	Common Stock [Member]	Warrant [Member] FPA warrants	Warrant [Member] Working Capital Warrants [Member] Northern Genesis Acquisition Corp. II	Warrant [Member] Northern Genesis Acquisition Corp. II	Warrant [Member] PIPE Financing	Warrant [Member]	Additional Paid-in Capital [Member] Sponsor Northern Genesis Acquisition Corp. II	Additional Paid-in Capital [Member] FPA warrants	Additional Paid-in Capital [Member] Working Capital Warrants [Member] Northern Genesis Acquisition Corp. II	Additional Paid-in Capital [Member] Northern Genesis Acquisition Corp. II	Additional Paid-in Capital [Member] PIPE Financing	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Sponsor Northern Genesis Acquisition Corp. II	FPA warrants	Working Capital Warrants [Member] Northern Genesis Acquisition Corp. II	Northern Genesis Acquisition Corp. II	PIPE Financing	Total
Beginning balance at Dec. 31, 2019	$ 1	[1]																									$ 128,297	$ (37,159)	$ 69						$ 91,208
Beginning balance (in shares) at Dec. 31, 2019	260,582,311														484,912	140,201,723
Shares issued upon exercise of stock options																											121								$ 121
Shares issued upon exercise of stock options (in shares)																1,014,732																			1,934,106
Vesting of early exercised stock options																											61								$ 61
Stock-based compensation																											970								970
Other comprehensive loss																													(24)						(24)
Net loss																												(21,531)							(21,531)
Ending balance at Dec. 31, 2020	$ 1	[1]												$ 0		$ 0											129,449	(58,690)	45						70,805
Ending balance (in shares) at Dec. 31, 2020	260,582,311													484,912	484,912	141,216,455
Shares issued upon exercise of stock options																											94								94
Shares issued upon exercise of stock options (in shares)																1,244,349
Vesting of early exercised stock options																											5								5
Net loss																												(8,482)							(8,482)
Ending balance at Mar. 31, 2021														$ 0		$ 0											130,229	(67,172)	26						63,084
Ending balance (in shares) at Mar. 31, 2021														484,912		142,460,804
Beginning balance at Dec. 31, 2020	$ 1	[1]												$ 0		$ 0											129,449	(58,690)	45						70,805
Beginning balance (in shares) at Dec. 31, 2020	260,582,311													484,912	484,912	141,216,455
Issuance of common stock			$ 1	[1]		$ 1	[1]	$ 2	[1]													$ 85,037	$ 40,000			$ 159,998				$ 85,038	$ 40,000		$ 1	$ 160,000
Issuance of common stock (in shares)			10,038,097		4,000,000	11,413,711		16,000,000
Shares issued upon exercise of stock options																											189								$ 189
Shares issued upon exercise of stock options (in shares)																1,758,750																			1,781,794
Vesting of early exercised stock options																											66								$ 66
Issuance costs																											(41,082)								(41,082)
Stock-based compensation																											47,767								47,767
Other comprehensive loss																													(45)						(45)
Issuance of common stock for services																											819								819
Issuance of common stock for services (in shares)										642,578
Issuance of Common Stock - Convertible Notes																											37,445								37,445
Issuance of Common Stock - Convertible Notes (in shares)										3,774,951
Merger recapitalization - Class A common stock net of issuance costs	$ (1)	[1]								$ 32	[1]																								31
Merger recapitalization - Class A common stock net of issuance costs (in shares)	(260,582,311)									316,963,649					(484,912)	(55,896,424)
Merger recapitalization - Class B common stock net of issuance costs												$ 9	[1]																						9
Merger recapitalization - Class B common stock net of issuance costs (in shares)												87,078,781				(87,078,781)
Issuance of Warrants																	$ 666,663	$ 2,000,000	$ 13,799,936	$ 6,686,667			$ (1,187)	$ (3,560)	$ (24,564)	$ (11,902)					$ (1,187)	$ (3,560)	$ (24,564)	$ (11,902)
Assumptions of SPAC assets and liabilities																											(983)								(983)
Net loss																												(124,213)							(124,213)
Ending balance at Dec. 31, 2021										$ 36	[1]	$ 9	[1]								$ 23,153,266						417,492	(182,903)	0						234,634
Ending balance (in shares) at Dec. 31, 2021										362,832,986		87,078,781									23,153,266
Shares issued upon exercise of stock options																											372								$ 372
Shares issued upon exercise of stock options (in shares)																																			3,615,572
Vesting of early exercised stock options																											11								$ 11
Net loss																												(18,447)							(18,447)
Ending balance at Mar. 31, 2022										$ 36		$ 9															$ 434,573	$ (201,350)	$ 0						$ 233,268
Ending balance (in shares) at Mar. 31, 2022										362,832,986		87,078,781									23,153,266

[1]	Insignificant amounts are rounded to zero (“— ”) for disclosure